PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Electronic equipment	8,793	17,815	2,796
Less: accumulated depreciation	(2,403)	(5,529)	(868)
Property and equipment, net	6,390	12,286	1,928

Depreciation expense for the years ended December 31, 2019, 2020 and 2021 was RMB511, RMB1,360 and RMB3,399 (US$533), respectively.